Income taxes - Narrative (Details)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Belgium
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Applicable tax rate	25.00%	25.00%	25.00%